Royalty obligation (Detail Textuals) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 18, 2011	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Royalty Obligation [Line Items]
Fair value of the royalty obligation		$ 902
Carrying value of the royalty obligation		2,048	$ 3,531
Current portion of the royalty obligation		872	1,496
Change in royalty obligation		316	355	$ 748
Royalties received		1,023	1,654	1,243
Royalties paid		$ (1,355)	$ (1,539)	$ (1,829)
Birmingham Associates Ltd | AGGRASTAT
Royalty Obligation [Line Items]
Value of shares issued on debt conversion	$ 4,750
Number of shares issued on debt conversion	2,176,003
Percentage of first $2,000,000 of quarterly sales	4.00%
Percentage of quarterly sales between $2,000,000 and $4,000,000	6.00%
Percentage of portion of quarterly sales exceeding $4,000,000 payable within 60 days	8.00%
Amount of quarterly product revenue	$ 2,000
Amount of quarterly product revenue	2,000
Amount of quarterly product revenue	4,000
Amount of quarterly product revenue	$ 4,000